Gains/(losses) on financial assets and liabilities (net)	12 Months Ended
Dec. 31, 2020
Gains or losses on financial assets and liabilities (net)
Gains/(losses) on financial assets and liabilities (net)

39. Gains/(losses) on financial assets and liabilities (net)

Gains/(losses) on financial assets and liabilities (net) include the amount of the valuation adjustments of financial instruments, except those attributable to interest accrued as a result of application of the effective interest method, impairment losses and the realized gains or losses obtained from the sale and purchase thereof.

The breakdown of Gains/(losses) on financial assets and liabilities (net) by type of instrument is as follows:

	2018	2019	2020

Financial instruments at fair value through profit or loss	1,687	2,709	5,662
Of which:
Debt instruments	166	260	1,221
Equity instruments	35	71	(161)
Derivatives	1,482	2,459	4,458
Others	4	(81)	144
Recognized profit from sale of financial assets at fair value through other comprehensive income	(69)	85	779
Hedging derivatives	(134)	60	(457)
Of which:
Fair value hedge - hedged items (Note 12)	(606)	731	6,427
Fair value hedge - hedging derivative instruments (Note 12)	474	(667)	(6,884)
Cash flow hedge inefficiency (Note 12)	(2)	(4)	—
	1,484	2,854	5,984